Commitments and Contingencies (Details Textual) - USD ($)		1 Months Ended						12 Months Ended
	Oct. 08, 2015	Jul. 31, 2016	Apr. 30, 2016	Oct. 31, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	May 31, 2016	Apr. 16, 2015
Unrecorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Total								$ 14,743,000
Contractual Obligation, Due in Next Fiscal Year								9,897,000
Contractual Obligation, Due in Second Year								1,243,000
Payments For Service Agreement Contractual Obligations								310,000	$ 310,000
Primsol Business [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred				$ 142,000				1,892,000
Business Combination Consideration Transferred Inventory				102,000				102,000
Business Combination Consideration Transferred Product Inventory				40,000
Sponsored research agreement with related party [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Total								$ 70,000
Agreement Termination Notice Period								30 days
Contractual Obligation, Due in Next Fiscal Year								$ 70,000
Contractual Obligation, Due in Second Year								0
Manufacturing Agreement [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Total	$ 5,000,000							3,000,000
Payment Of Contractual Obligations	$ 1,000,000		$ 500,000
Contractual Obligation, Due in Next Fiscal Year								2,000,000
Contractual Obligation, Due in Second Year								500,000
Natesto [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Total								8,500,000			$ 8,000,000
Contractual Obligation, Due in Next Fiscal Year								6,000,000			$ 6,000,000
Contractual Obligation, Due in Second Year								0
Management Fee [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Management Fee Payable Per Month		$ 17,000				$ 30,000
Payment Of Contractual Obligations			500,000
Monthly Reduction In Contractual Obligation			$ 18,000
Paid on April 1, 2016 [Member] | Primsol Business [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred				500,000
Paid On July 1, 2016 [Member] | Primsol Business [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred				500,000
No Later Than September 30, 2016 [Member] | Primsol Business [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred				$ 250,000
Prescription Database [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Total								1,902,000		$ 1,902,000
Contractual Obligation, Due in Next Fiscal Year								731,000
Contractual Obligation, Due in Second Year								598,000
Office Lease [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Operating Leases Monthly Base Rent Initial Year					$ 9,000		$ 3,000		$ 3,000
Lessee Leasing Arrangements, Operating Leases, Term of Contract					37 months		37 months
Operating Leases, Rent Expense					$ 318,000		$ 112,000
Contractual Obligation, Total								317,000
Contractual Obligation, Due in Next Fiscal Year								142,000
Contractual Obligation, Due in Second Year								$ 145,000